                    DEUTSCHE ASSET MANAGEMENT MUTUAL FUNDS
                               One South Street
                           Baltimore, Maryland 21202

                                January 4, 2002

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:  DEUTSCHE INVESTORS FUNDS, INC. (the "Registrant")
     1933 Act File No. 333-7008
     1940 Act File No. 811-8227

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Registrant hereby certifies that the definitive forms of the prospectuses and statement of additional information filed on behalf of Top 50 US Fund, Top 50 World Fund, Top 50 Europe Fund, Top 50 Asia Fund, Japanese Equity Fund and European Mid-Cap Fund (the "Funds") do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Funds, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 23 on December 28, 2001.

If you have any questions regarding this certification, please call me at (410) 895-3875.

                              Very truly yours,

                              /s/ Tammie Lee
                              --------------
                              Tammie Lee

                    DEUTSCHE ASSET MANAGEMENT MUTUAL FUNDS
                               One South Street
                           Baltimore, Maryland 21202

                                January 4, 2002

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:  DEUTSCHE INVESTORS FUNDS, INC. (the "Registrant")
     1933 Act File No. 333-7008
     1940 Act File No. 811-8227

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Registrant hereby certifies that the definitive form of the prospectus and statement of additional information filed on behalf of Global Biotechnology Fund (the "Fund") do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 24 on December 31, 2001.

If you have any questions regarding this certification, please call me at (410) 895-3875.

                    Very truly yours,

                    /s/ Tammie Lee
                    --------------
                    Tammie Lee